Share Capital and Share Premium - Common Shares (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
USD
As at December 31,	$ 13
Issuance of common stock due to exercise of warrants		$ 600
As at December 31,	$ 17
Common Shares issued and fully paid
Number of shares
As at December 31,	3,209,327	3,163,042
Issued during the period for share based compensation (Note 9)	5,780	3,327
Issuance of common stock due conversion of loan	1,132,191
Issuance of common stock due to exercise of warrants		37,500
As at December 31,	4,347,298	3,203,869
USD
As at December 31,	$ 13	$ 13
Issuance of common stock due conversion of loan	4
As at December 31,	$ 17	$ 13